Provisions	9 Months Ended
Sep. 30, 2021
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions	Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2021	12.9	6.6	32.3	51.8
Additional provision in the period	1.0	—	1.4	2.4
Acquired through business combinations	—	—	3.0	3.0
Release of provision	(0.4)	—	(2.9)	(3.3)
Utilization of provision	(8.0)	—	(6.4)	(14.4)
Foreign exchange	—	—	0.8	0.8
Balance as of September 30, 2021	5.5	6.6	28.2	40.3

Analysis of total provisions:			September 30, 2021	December 31, 2020
Current			37.4	45.7
Non-current			2.9	6.1
Total			40.3	51.8
Updates since December 31, 2020
Restructuring
The €5.5 million (December 31, 2020: €12.9 million) provision relates to committed plans for certain restructuring activities of an exceptional nature which are due to be completed within the next 12 months. €8.0 million has been utilized in the nine months ended September 30, 2021, which relates to reorganizational activities across the Company.
Other
Other provisions cover a range of liabilities, including €1.9 million (December 31, 2020: €6.6 million) related to employer taxes on the LTIP which become payable on the issuance of shares (see Note 15), of which €5.8 million has been utilized in the nine months ended September 30, 2021.